Interim Statement of Operations and Comprehensive Loss - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Nov. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	May 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2024		Dec. 31, 2023	Sep. 30, 2023
Operating expenses:
Formation, general and administrative expenses	$ (5,984)			$ (28,545)
Formation and operating costs	(5,984)			(28,545)
Loss from operation	(5,984)			(28,545)
Other income:
Loss before tax expenses	(5,984)			(28,545)
Income tax expenses
NET INCOME	(5,984)			(28,545)
Other comprehensive loss
Foreign currency translation adjustments				1
Total comprehensive loss	$ (5,984)			$ (28,544)
Basic net income, ordinary shares	$ (5,984)			$ (28,544)
Diluted net income, ordinary shares	$ (5,984)			$ (28,544)
Basic weighted average shares outstanding, ordinary shares	1			1
Diluted weighted average shares outstanding, ordinary shares	1			1
Maius Pharmaceutical Co. Ltd [Member]
Operating expenses:
Formation, general and administrative expenses					$ (644,141)	$ (272,505)		$ (393,568)			$ (825,266)
Share-based compensation											(1,938,359)
Research and development					(131,375)	(94,463)		(235,538)			(1,640,753)
Formation and operating costs					(775,516)	(366,968)		(629,106)			(4,404,378)
Loss from operation					(775,516)	(366,968)		(629,106)			(4,404,378)
Other income:
Other income (loss)					(5,717)	(1,929)		(3,091)			52,040
Investment income					26	1,515		2,831			7,308
Non-operating income					1,127	190		190			262
Total other income					(4,564)	(224)		(70)			59,610
Loss before tax expenses					(780,080)	(367,192)		(629,176)			(4,344,768)
Income tax expenses
NET INCOME					(780,080)	(367,192)		(629,176)	[1]		(4,344,768)
Other comprehensive loss
Foreign currency translation adjustments					(63,708)	(23,449)		(55,230)			23,243
Total comprehensive loss					$ (716,372)	$ (390,641)		$ (684,406)			$ (4,321,525)
Basic net income, ordinary shares						$ (26.75)		$ (45.83)			$ (337.62)
Diluted net income, ordinary shares					$ (54.47)	$ (26.75)		$ (45.83)			$ (337.62)
Basic weighted average shares outstanding, ordinary shares					14,322	13,727		13,727	[2]		12,869
Diluted weighted average shares outstanding, ordinary shares					14,322	13,727		13,727	[2]		12,869
DT Cloud Acquisition Corporation [Member]
Operating expenses:
Formation and operating costs		$ (288,262)	$ (302,382)				$ (734,291)			$ (87,271)
Other income:
Dividend income earned on cash and investment held in Trust Account		740,346	346,250				3,000,071
Interest income		1	7				26
Total other income		740,347	346,257				3,000,097
NET INCOME		$ 452,085	$ 43,875				$ 2,265,806			$ (87,271)
Other comprehensive loss
Basic net income, ordinary shares		$ 0.05	$ 0.01				$ 0.29			$ (0.06)
Diluted net income, ordinary shares		$ 0.05	$ 0.01				$ 0.29			$ (0.06)
Basic weighted average shares outstanding, ordinary shares		2,063,000	1,862,429				2,013,131			1,500,000
Diluted weighted average shares outstanding, ordinary shares		2,063,000	1,862,429				2,013,131			1,500,000
DT Cloud Acquisition Corporation [Member] | Ordinary Shares Subject to Possible Redemption [Member]
Other comprehensive loss
Basic net income, ordinary shares		$ 0.05	$ 0.01				$ 0.29
Diluted net income, ordinary shares		$ 0.05	$ 0.01				$ 0.29
Basic weighted average shares outstanding, ordinary shares		6,754,683	2,805,495				5,881,967
Diluted weighted average shares outstanding, ordinary shares		6,754,683	2,805,495				5,881,967

[1]	There are no effects on total revenue and total net income.
[2]	Additional 892 were shares issued for $2,087,102.